Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Cash equivalents
Derivative liabilities
Deferred revenue					907,948	$ 1,783,850
Accumulated deficit	58,586,865	53,094,602		53,094,602	23,833,656	$ 24,709,588
Revenues	1,435,054		$ 1,184,374	4,959,005	6,022,669
Franchise advertising fund expenses	21,596	38,899	$ 38,899	139,508
Adjustments in deferred revenue expense		307,362
Advertising costs	$ 103,643	3,417		$ 34,119	$ 26,314
Supplier Concentration Risk [Member] | Purchases [Member]
Concentration risk percentage	85.00%		87.00%	83.00%	78.00%
Restaurant Sales [Member]
Revenues				$ 3,466,553	$ 3,869,758
Royalties [Member]
Revenues	$ 120,909		$ 206,550	688,308	894,320
Franchise [Member]
Revenues	14,440		53,181	390,606	705,000
Rebates [Member]
Revenues	$ 40,682		84,981	274,030	308,958
Technology Sales and Services [Member]
Other revenues				0	$ 244,633
New Revenue Standard Adjustment [Member]
Deferred revenue		875,902		875,902
Accumulated deficit		875,902		875,902
Accounting Standards Update 606 [Member]
Deferred revenue			875,902
Accumulated deficit			875,902
Revenues			$ 568,540	$ 307,362
Accounting Standards Update 606 [Member] | Adjustment [Member]
Revenues		$ 307,362
Franchise Agreements [Member]
Intangible assets, estimated useful lives	13 years			13 years